Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

				$ million
		2024		2023
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	38,636	—	42,406	—
Amounts payable to joint ventures and associates	2,690	1	3,034	—
Payables for capital expenditure and acquisitions	3,670	309	3,063	305
Payables related to the Gulf of America oil spill	1,126	6,830	1,130	7,602
Other payables	7,358	678	7,313	663
	53,480	7,818	56,946	8,570
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,121	54	2,264	134
Other payables	2,810	1,537	1,945	1,372
	4,931	1,591	4,209	1,506
	58,411	9,409	61,155	10,076